Note 8 - Common Stock (Details Textual) - USD ($)			1 Months Ended						2 Months Ended	12 Months Ended
	Nov. 24, 2015	May. 14, 2015	Jun. 30, 2015	May. 31, 2015	Mar. 31, 2015	Feb. 28, 2015	Sep. 30, 2014	Sep. 23, 2014	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Private Placement [Member]
Right to Shares Agreement Common Shares Cancelled											106,874
Right to Shares Agreement Obligated to Issue Shares											119,545
Right to Shares Agreement Not Issued Due to Beneficial Ownership Limitations Shares											12,671
Right to Shares Agreement Delivery of Shares Days Obligated											3 days
Right To Shares Agreement Common Stock Shares Issued			70,755								48,790
Stock Issued During Period, Shares, New Issues	1,071,679	4,054,062
Share Price	$ 5.60	$ 2.96
Proceeds from Issuance Of Private Placement Gross	$ 6,000,000	$ 12,000,000
Proceeds from Issuance of Private Placement Net	5,393,000	11,040,000
Class of Warrant or Right, Outstanding										383,321
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										117,535
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 4.24
Warrant Term										5 years
September 2014 Term Loan [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							58,962
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 4.24
Warrant Term							10 years
Warrants and Rights Outstanding							$ 622,000
Fair Value Assumptions, Expected Dividend Rate							0.00%
Fair Value Assumptions, Expected Volatility Rate							77.00%
Fair Value Assumptions, Risk Free Interest Rate							2.50%
Amortization of Debt Discount (Premium)										$ 187,000	$ 48,000
Unamortized Debt Issuance Expense										387,000
Warrant [Member] | Minimum [Member]
Fair Value Assumptions, Risk Free Interest Rate									1.55%
Warrant [Member] | Maximum [Member]
Fair Value Assumptions, Risk Free Interest Rate									1.65%
Warrant [Member] | Vendors And Nonemployee [Member]
Allocated Share-based Compensation Expense										40,000	137,000
Warrant [Member] | Employees [Member]
Allocated Share-based Compensation Expense										$ 244,000
Warrant [Member] | September 2014 Term Loan [Member]
Fair Value Assumptions, Expected Dividend Rate				0.00%
Fair Value Assumptions, Expected Volatility Rate				80.10%
Fair Value Assumptions, Risk Free Interest Rate				2.23%
Fair Value Assumptions, Expected Term				10 years
Warrant [Member]
Fair Value Assumptions, Expected Dividend Rate						0.00%			0.00%
Fair Value Assumptions, Expected Volatility Rate						77.60%			61.30%
Fair Value Assumptions, Risk Free Interest Rate						2.14%
Fair Value Assumptions, Expected Term						10 years			5 years
Vendors And Nonemployee [Member]
Class of Warrant or Right Number of Securities Called by Warrants or Rights Cancelled In Period										5,157
March 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,454
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 2.72
Fair Value Assumptions, Expected Dividend Rate					0.00%
Fair Value Assumptions, Expected Volatility Rate					78.90%
Fair Value Assumptions, Risk Free Interest Rate					1.94%
Fair Value Assumptions, Expected Term					10 years
Allocated Share-based Compensation Expense										$ 3,000
May 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				36,229
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 4.24
Fair Value Assumptions, Expected Dividend Rate				0.00%
Fair Value Assumptions, Expected Volatility Rate				80.10%
Fair Value Assumptions, Risk Free Interest Rate				2.28%
Fair Value Assumptions, Expected Term				10 years
Allocated Share-based Compensation Expense										$ 73,000
May 2015 Issuance Second Contractor [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										21,585
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 4.24
Fair Value Assumptions, Expected Dividend Rate				0.00%
Fair Value Assumptions, Expected Volatility Rate				64.40%
Fair Value Assumptions, Risk Free Interest Rate				1.54%
Fair Value Assumptions, Expected Term				5 years
Allocated Share-based Compensation Expense										$ 47,000
December 2015 Issuance [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										26,875
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 5.60
Warrant Term										10 years
Fair Value Assumptions, Expected Dividend Rate										0.00%
Fair Value Assumptions, Expected Volatility Rate										76.80%
Fair Value Assumptions, Risk Free Interest Rate										2.27%
Allocated Share-based Compensation Expense										$ 130,000
September 2014 Term Loan [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				3,125			58,962
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.96			$ 4.24
Warrant Term				10 years			10 years
Warrants and Rights Outstanding				$ 10,000
Amortization of Debt Discount (Premium)										10,000
Unamortized Debt Issuance Expense										$ 0
Stock Issued During Period, Shares, New Issues								1,413,197
Proceeds from Issuance Of Private Placement Gross	6,000,000	12,000,000
Proceeds from Issuance of Private Placement Net	$ 5,393,000	$ 11,040,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						75,697		117,535	47,751	383,321
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 4		$ 4.24	$ 4.24
Warrant Term								5 years
Percent Of Outstanding Loan Amount										1.00%
Allocated Share-based Compensation Expense										$ 220,000	$ 184,000